Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) - Designated - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other comprehensive (loss) income
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (13,584)	$ 59,380
Interest income (expense)
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 16,394	$ 3,291